Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Greater China Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 10,090	$ 11,155	$ 13,095	$ 19,870	$ 21,582	$ 14,051	$ 13,817	$ 13,057	$ 10,044	$ 9,051	$ 10,000
Columbia Greater China Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 10,042	11,121	13,085	19,886	21,622	14,092	13,878	13,132	10,097	9,076	10,000
Columbia Greater China Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 10,054	11,132	13,083	19,882	21,619	14,090	13,877	13,130	10,097	9,074	10,000
Columbia Greater China Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 9,239	10,256	12,087	18,414	20,072	13,114	12,948	12,283	9,467	8,531	9,425
MSCI China Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index (Net)
Account Value	$ 10,563	10,864	11,748	16,359	17,238	12,555	13,250	13,222	9,794	9,066	10,000
Hang Seng Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Hang Seng Index
Account Value	$ 7,224	$ 7,343	$ 7,964	$ 10,423	$ 10,176	$ 10,285	$ 11,130	$ 11,195	$ 9,279	$ 8,759	$ 10,000